Contingent liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contingent liabilities
34. Contingent liabilities

At 31 December 2020, contingent liabilities where GSK has a present obligation as a result of a past event, comprising guarantees, discounted bills and other items arising in the normal course of business, amounted to £138 million (2019 – £97 million). These contingent liabilities arise where the Group has a present obligation arising from a past event. At 31 December 2020, £0.4 million (2019 – £1 million) of financial assets were pledged as collateral for contingent liabilities. Provision is made for the outcome of tax, legal and other disputes where it is both probable that the Group will suffer an outflow of funds and it is possible to make a reliable estimate of that outflow. At 31 December 2020, other than for those disputes where provision has been made, it was not possible to make a reliable estimate of the potential outflow of funds that might be required to settle disputes where the possibility of there being an outflow was more than remote. Descriptions of the significant legal and other disputes to which the Group is a party are set out in Note 46, ‘Legal proceedings’.